October 20, 2017

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Collaborative Investment Series Trust

Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust (the "Registrant"), we hereby file pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  Collaborative Investment Series Trust has concurrently filed Form N-8A.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Emily Little at (614) 469-3264.

Very truly yours,

/s/Emily M. Little

Emily M. Little